LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LONG-TERM DEBT

12.	LONG-TERM DEBT

The long-term debt is presented as follows:

	December 31,
	2025	2024
	(in thousands)
Loans	$20,018	$10,651
Leases	6,376	7,100
Total outstanding debt	26,394	17,751
Less current portion	(8,766)	(4,635)
Total long-term debt	$17,628	$13,116

The term loans and other financial liabilities are evaluated according to the amortized cost method using the effective interest rate of the loan. The loan issuance costs and premiums, if any, are determined at inception and are amortized over the useful life of the loan via the effective interest rate.

Term Loans

The Company maintains term loans with several financial institutions (the “Term Loans”). The Term Loans are unsecured and have fixed monthly payments ranging from approximately $4 to $107, with annual payments ranging from approximately $83 to $354. Interest on the Term Loans range from 5.5% to 13.36% per annum. The Term Loans mature through 2034.

During 2025, the Company, through its subsidiaries Cerelis and Finagrain, finalized restructuring arrangements with CIH Bank related to certain existing borrowings. As part of these arrangements, the Company made repayments of outstanding indebtedness and restructured portions of the remaining obligations into consolidation term loans. The restructuring package also included the renewal of certain working-capital, trade-finance and guarantee facilities. The consolidation term loans had contractual principal amounts of approximately $4,711 for Cerelis and $6,135 for Finagrain, respectively. Each term loan bears interest at approximately 6.8% plus applicable taxes and is repayable in quarterly installments beginning June 30, 2025 over an approximate four-year term. Separately, the renewed working-capital facilities for Cerelis and Finagrain each had aggregate commitments of approximately $10,955 and were subject to product-specific pricing and maturity terms.

The Company evaluated the modified borrowing arrangements under ASC 470-50 and concluded that the changes represent modifications of existing debt. Accordingly, no gain or loss was recognized upon the restructurings. For accounting purposes, the modified borrowings continue at their pre-modification carrying amounts, with the revised contractual terms reflected prospectively in interest expense. The arrangements are supported by a collateral and guarantee package that includes mortgages over certain real property, first-demand guarantees, related insurance assignments and cross-collateralization among certain group obligations.

Lease Obligations

The Company owes $6,376 and $7,100 related to its leases as of December 31, 2025, and 2024, respectively. Lease obligations are payable in monthly installments of principal and interest and are collateralized by the related assets financed. Refer to Note 4 for additional information regarding the Company’s leases.

The scheduled maturities of outstanding debt as of December 31, 2025 are as follows:

(in thousands)
2026	8,766
2027	5,646
2028	4,608
2029	2,351
2030	1,303
Thereafter	3,720
Total outstanding debt	$26,394

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)